Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2019
Trade receivables.
Schedule of trade receivables

	At March 31,
	2019	2018	2017
	€M	€M	€M
Trade receivables	59.6	57.7	54.4
Allowance for impairment	(0.1)	(0.1)	(0.1)
	59.5	57.6	54.3